Intangible Assets (Tables)	12 Months Ended
Dec. 31, 2019
Disclosure of detailed information about intangible assets [abstract]
Schedule of intangible assets

	Cost				Accumulated amortization
	Balance at	Additions	Retirements	Balance	Balance at	Additions	Retirements	Balance	Amortized balance
	beginning	during	during	at end	beginning	during	during	at end	December 31,
2019:	of year	the year	the year	of year	of year	the year	the year	of year	2019
	U.S. dollar in thousands
Technology	2,263	4,651	(1,955)	4,959	1,469	808	(1,685)	592	4,367
Customer relations	38	259	(38)	259	36	21	(38)	19	240
Goodwill	523	7,356	(1,002)	6,877	-	-	-	-	6,877
	2,824	12,266	(2,995)	12,095	1,505	829	(1,723)	611	11,484

	Cost				Accumulated amortization
	Balance at	Additions	Retirements	Balance	Balance at	Additions	Retirements	Balance	Amortized balance
	beginning	during	during	at end	beginning	during	during	at end	December 31,
2018:	of year	the year	the year	of year	of year	the year	the year	of year	2018
	U.S. dollar in thousands
Technology	1,955	308	-	2,263	1,199	270	-	1,469	794
Customer relations	38	-	-	38	30	6	-	36	2
Goodwill	523	-	-	523	-	-	-	-	523
	2,516	308	-	2,824	1,229	276	-	1,505	1,319

	Cost				Accumulated amortization
	Balance at	Additions	Retirements	Balance	Balance at	Additions	Retirements	Balance	Amortized balance
	beginning	during	during	at end	beginning	during	during	at end	December 31,
2017:	of year	the year	the year	of year	of year	the year	the year	of year	2017
	U.S. dollar in thousands
Technology	1,955	-	-	1,955	954	245	-	1,199	756
Customer relations	38	-	-	38	24	6	-	30	8
Goodwill	523	-	-	523	-	-	-	-	523
	2,516	-	-	2,516	978	251	-	1,229	1,287